Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the period	$ 546,933	$ 562,106
Provisions
Foreign exchange adjustment	10,382	(15,173)
Balance at the end of the period	$ 557,315	$ 546,933